SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 17 - SUBSEQUENT EVENTS

On April 2, 2018 (the “Effective Date”), the Company entered into a patent purchase agreement (“Agreement”) with an individual (“Assignor”) who is the owner of all rights, title and interest in and to certain Assigned Patents to purchase the rights to the Assigned Patents. As consideration for the assignment of the Assigned Patents and other rights under the Agreement, the Company shall issue to Assignor shares of its Common Stock (“Shares”) as follows, provided, that the maximum number of Shares issuable hereunder shall not exceed Two Hundred Thousand (200,000): (a) 50,000 Shares will be issued on the Effective Date; (b) 10,000 Shares will be issued for each Abandoned Application the prosecution of which is revived by the United States Patent and Trademark Office (“USPTO”); and (c) 50,000 Shares will be issued upon issuance by the USPTO of each patent that includes at least one specific claim in a patent application that recites subject matter to be defined by Assignee in its sole discretion (“Target Claim”). As of the date of the Company’s filing of its Form 10-Q for the quarterly period ended March 31, 2018, the Company has not yet issued these Shares.

The Company has previously adopted and maintains the CURE Pharmaceutical Holding Corp. 2017 Equity Incentive Plan (the “Plan”), pursuant to which an aggregate of 5,000,000 shares of the common stock of the Company remain available for grant as of March 31, 2018. The Board of Directors have determined that it is in the best interests of the Company and its stockholders to provide an additional incentive for certain employees, including executive officers, and non-employee members of the Board of Directors of the Company by granting to them awards with respect to the common stock of the Company pursuant to the Plan. On April 6, 2018, the Company awarded 500,000 Restricted Common Stock (“RCS”), 1,251,700 Nonstatutory Stock Options (“NSO”) and 804,000 Incentive Stock Options (“ISO”) to employees, including executive officers, non-employee members of the Board of Directors of the Company, members of the Advisory Board Committee and consultants at a $0.74 price per share. Vesting period for the awarded RCS, NSO and ISO’s range from immediate to quarterly over a fouryear period. For NSO’s and ISO awarded, the term to exercise their NSO or ISO is 10 years.

On April 15, 2018, the Company amended six convertible promissory notes totaling $1,100,000 to extend the maturity dates to May 31, 2018. For extending the maturity date, the Company granted an additional 275,000 warrants to purchase common stock of the Company at a strike price of $1.00 per share. In addition, the Company extended the term of the warrant agreements for one additional year for each of the convertible promissory notes. On April 23, 2018, the Company repaid two of these convertible promissory notes totaling $250,000.

On April 24, 2018, the Company received in total $500,000 (“Investment Amount”) by issuing a convertible promissory note (“Convertible Note”) to a Company, Therapix Biosciences Ltd., (“Investor”) that is due April 30, 2019 (“Maturity Date”). The Convertible Note shall accrue interest at 9% per annum and is unsecured. Unless earlier converted, at the election of the Investor, the entire then outstanding Investment Amount shall be converted into that number of shares of the most senior class of shares of the Company existing at the time of such conversion, at a price per share (the “Voluntary Conversion PPS”) equal to 75% of the average of the closing prices of the Company’s Common Stock on the OTC Market (or any other market on which the common stock of the Company is then listed for trading) over the thirty (30) consecutive trading days prior to the delivery of the notice of conversion by the Investor to the Company, or, if at the time of such conversion the shares of the Company’s Common Stock are not listed for trading, then the entire then outstanding Investment Amount shall be converted into that number of shares of the most senior class of shares of the Company existing at the time of such conversion, at a price per share equal to 75% of the fair market value of such Common Stock as shall be determined by the Board of Directors based on, among others, a valuation prepared by an independent third party and which shall have been submitted to the Company not more than 90 days prior to the date of such determination by the Board of Directors. In the event of the consummation by the Company, on or before the Maturity Date, of a transaction or series of related transactions in which the Company issues equity securities of the Company in consideration of at least US$4,000,000 (a “Financing”), the then outstanding Investment Amount not previously converted hereunder shall be automatically converted, immediately prior to (but conditioned upon) the consummation of such Financing, into such number of shares (or a sub-class thereof) issued by the Company in the Financing, equal to the outstanding Investment Amount divided by a price per share equal to 75% of the lowest price per share paid to the Company in the Financing. In the event the Financing is not consummated by the Maturity Date, then the outstanding Investment Amount as of the Maturity Date not previously converted hereunder shall be automatically converted, on the Maturity Date, into such number of shares (or a sub-class thereof) issued by the Company in the Financing, equal to the outstanding Investment Amount divided by the Voluntary Conversion PPS.

Payment to convertible note holders.

On April 30, 2018, the Company paid $10,000 for a Convertible Promissory Note (“Note”) from Oak Therapeutics, Inc. (“Oak”), a subsidiary of the Company, that is due April 30, 2019. The Note shall accrue interest at 9% per annum and is unsecured. The entire outstanding Note balance and any unpaid accrued interest can be converted into common stock shares of Oak at price per share of $0.52.

In connection with a Consulting Agreement with an individual, the Company issued the remaining 50,000 common stock shares at $1.48 per share on January 24, 2018 for consulting services to be performed over a one year period.

On January 30, 2018, the Company received in total $1,000,000 by issuing a convertible promissory note (“Convertible Note”) to an individual (“Holder”) that is due November 30, 2018 (“Maturity Date”). The Convertible Note shall accrue interest at 9% per annum, to be paid quarterly in cash on the last trading day of each fiscal quarter staring with June 30, 2018 and is unsecured. At any time after June 30, 2018 until the Maturity Date, the outstanding principal amount of this Note (the “Principal Amount”), plus all accrued but unpaid interest shall be convertible at the option of the Holder, in whole or in part, into shares of Common Stock, at any time and from time to time (the “Optional Conversion”), at a price per share equal to the average closing price of the Company’s Common Stock on the OTC Markets for the five consecutive trading days prior to the delivery of the Notice of Conversion, (the “Optional Conversion Price”). If on or prior to the Maturity Date, the Company consummates its next bona fide sale of its preferred stock or Common Stock in excess of $4,000,000 in gross proceeds, in one transaction or a series of related transactions, which offering definitively sets a price per share of Common Stock or preferred stock and enables the Company to list its Common Stock on a national securities exchange (“Qualified Offering”), the entire Principal Amount of this Note shall be automatically converted into shares of Common Stock (the “Mandatory Conversion” and together with the Optional Conversion, the “Conversion”) at a price per share equal to 75% of the price of the Qualified Offering (the “Mandatory Conversion Price” together with Optional Conversion Price, the “Conversion Price”).

On February 20, 2018, (the “Effective Date”) the Company entered into a Consulting Agreement (“Agreement”) with an individual (“Consultant”) to perform strategic marketing and development services. The term of the Agreement is for one year from the Effective Date and the Company shall compensate the Consultant’s services by issuing 250,000 restricted common stock shares of the Company. As of the date of the Company’s filing of its Form 10-K for the fiscal year ended December 31, 2017, the Company has not yet issued these restricted common stock shares.

On February 23, 2018, (the “Effective Date”) the Company entered into a Consulting Agreement (“Agreement”) with Liviakis Financial Communications, Inc. (“Consultant”) to perform services in investors’ communication and public relations with existing and prospective shareholders, brokers, dealers and other investment professionals with respect to the Company’s current and proposed activities. The term of the Agreement is for 30 months from the Effective Date and the Company shall compensate the Consultant’s services by issuing 1,000,000 restricted common stock shares of the Company. As of the date of the Company’s filing of its Form 10-K for the fiscal year ended December 31, 2017, the Company has not yet issued these restricted common stock shares.

The Company has previously adopted and maintains the CURE Pharmaceutical Holding Corp. 2017 Equity Incentive Plan (the “Plan”), pursuant to which an aggregate of 5,000,000 shares of the common stock of the Company remain available for grant as of the Company’s filing of its Form 10-K for the fiscal year ended December 31, 2017. The Board of Directors have determined that it is in the best interests of the Company and its stockholders to provide an additional incentive for certain employees, including executive officers, and non-employee members of the Board of Directors of the Company by granting to them awards with respect to the common stock of the Company pursuant to the Plan. No awards have been granted as of the date of the Company’s filing of its Form 10-K for the fiscal year ended December 31, 2017.

On March 20, 2018, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with investors (the “Investors”) for the sale of up to $5,000,000 of convertible promissory notes (“Convertible Notes”) that are due November 30, 2018 (“Maturity Date”). The Convertible Notes shall accrue interest at 9% per annum, to be paid quarterly in cash on the last trading day of each fiscal quarter beginning on June 30, 2018 and are unsecured. At any time after June 30, 2018 until the Maturity Date, the outstanding principal amounts of these Notes (the “Principal Amounts”), plus all accrued but unpaid interest shall be convertible at the option of the Holders, in whole or in part, into shares of the Company’s Common Stock, at any time and from time to time, at a price per share equal to the average closing price of the Company’s Common Stock on the OTC Markets for the five consecutive trading days prior to the delivery of the notice of conversion, .. If on or prior to the Maturity Date, the Company consummates its next bona fide sale of its preferred stock or Common Stock in excess of $4,000,000 in gross proceeds, in one transaction or a series of related transactions, which offering definitively sets a price per share of Common Stock or preferred stock and enables the Company to list its Common Stock on a national securities exchange (“Qualified Offering”), the entire Principal Amounts of these Notes shall be automatically converted into shares of Common Stock at a price per share equal to 75% of the price of the Qualified Offering. The Investors in this offering also received warrants (the “Warrants”) for the option to purchase equal to 50% of the shares of Common Stock that the Investor is entitled to receive in connection with the conversion of the Investor’s Note. The Warrants’ price per share shall equal the lower of (a) $2.00 or (b) 125% of the price per share of the Qualified Offering. The Warrants will have a three year term and shall be exercisable in cash.